EQUITY	12 Months Ended
Dec. 31, 2022
EQUITY
EQUITY

NOTE 37 - EQUITY

37.1. Authorized Capital

The Company is authorized to increase its capital stock up to the limit of R$100,000,000 by resolution of the Board of Directors, regardless of statutory reform, through the issuance of common shares.

37.2. Capital stock

Eletrobras’ capital stock, on December 31, 2022, is R$69,705,554 (R$39,057,271 on December 31, 2021) and its shares have no par value, the details of the public offering of shares are described in note 1.2.

The capital stock is distributed, by major shareholders and the species of shares, as of December 31, 2022, as follows:

	12/31/2022
	ORDINARY		PREFERENTIALS						TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	Serie A	%	B Serie	%	Golden Share	%	QUANTITY	%	AMOUNT	%
Federal Government	667,888,884	33.05	—	—	493	0.00	1	100.00	667,889,378	29.02	20,765,980	29.74
BNDES	74,545,264	3.69	—	—	18,262,671	6.52	—	—	92,807,935	4.03	2,772,392	3.97
BNDESPAR	71,956,435	3.56	—	—	18,691,102	6.68	—	—	90,647,537	3.94	2,702,566	3.87
BlackRock	98,319,628	4.86	—	—	13,027,180	4.65	—	—	111,346,808	4.84	3,381,250	4.84
GIC Private	92,090,802	4.56	—	—	7,643,805	2.73	—	—	99,734,607	4.33	3,053,569	4.37
American Depositary Receipts - ADR's	50,903,042	2.52	—	—	4,846,843	1.73	—	—	55,749,885	2.42	1,703,333	2.44
Fundos 3G Radar	963,132	0.05	—	—	30,451,076	10.88	—	—	31,414,208	1.37	788,001	1.13
Others	964,472,277	47.71	146,920	100.00	187,018,223	66.81	—	—	1,151,637,420	50.05	34,646,649	49.64
Expenses with shares issued	—	—	—	—	—	—	—	—	—	—	(108,186)	—
	2,021,139,464	100.00	146,920	100.00	279,941,393	100.00	1	100.00	2,301,227,778	100.00	69,705,554	100.00

The special class preferred share, known as Golden Share, is owned by the Brazilian government, which gives the Federal Government the power of veto in corporate resolutions aimed at modifying the Bylaws for the purpose of removing or modifying the limitation on the exercise of voting rights and entering into a shareholders’ agreement.

	12/31/2021
	ORDINARY		PREFERENTIALS				TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	Serie A	%	Serie B	%	QUANTITY	%	AMOUNT	%
Federal Government	667,888,884	51.82	—	—	494	0.00	667,889,378	42.56	16,626,568	42.57
BNDESPAR	141,757,951	11.00	—	—	18,691,102	6.68	160,449,053	10.23	3,994,250	10.23
BNDES	74,545,264	5.78	—	—	18,262,671	6.52	92,807,935	5.92	2,310,379	5.92
Dynamic FIA and Banclass	65,536,875	5.09	—	—	—	—	65,536,875	4.18	1,631,488	4.18
Fundos 3G Radar	—	—	—	—	30,890,676	11.03	30,890,676	1.97	768,998	1.97
American Depositary Receipts - ADR's	52,065,112	4.04	—	—	5,340,887	1.91	57,405,999	3.66	1,429,076	3.65
Others	287,048,510	22.27	146,920	100.00	206,755,564	73.86	493,950,994	31.48	12,296,512	31.48
	1,288,842,596	100.00	146,920	100.00	279,941,394	100.00	1,568,930,910	100.00	39,057,271	100.00

37.3. Capital Reserve

This reserve represents the Company’s accumulated capital surplus. The amounts earmarked for this purpose are permanently invested and cannot be used to pay dividends.

37.4. Profit reserves

37.4.1 - Legal reserve

Constituted through the appropriation of 5% of the net income for the year, in accordance with Law No. 6,404/1976.

37.2.2 – Retained Earnings Reserve

According to Law No. 6,404/1976, the General Meeting may, by proposal of the administration bodies, decide to withhold part of the net income for the year foreseen in a capital budget previously approved by it.

37.2.3 – Statutory Reserves

The General Meeting shall allocate, in addition to the legal reserve, calculated on the net profits for the year:

I - up to 75% (seventy-five percent) of the net income for the year will be allocated to the investment reserve, in order to ensure the maintenance and development of the activities that make up the Company’s corporate purpose.

37.3 Shareholder remuneration

The Company’s by-laws establish as a minimum mandatory dividend 25% of net income, adjusted in accordance with the corporate law, respecting the minimum remuneration for class A and class B preferred shares, of 8% and 6%, respectively, of the nominal value of the capital stock related to these types and classes of shares, providing for the possibility of paying interest on own capital.

Below is the distribution of the results, imputed to the minimum dividends, in accordance with the applicable legislation, as well as the total amount of remuneration proposed to the shareholders, to be deliberated at the Annual General Meeting:

Allocation of the Year	12/31/2022	12/31/2021
Fiscal year balance assignment	3,635,377	5,646,141
Legal reserve	(181,769)	(282,307)
Realization of Revaluation Reserve	—	2,351
CEE GT split adjustments	—	(33,534)
Mandatory Dividends	(863,402)	(1,340,958)
Retained earnings to be allocated	2,590,206	3,991,693
Constitution of Statutory Reserves and Profit Retention	(2,590,206)	(3,991,693)
Balance from fiscal year to be distributed	—	—

In September 2022, in compliance with the resolution of the 62nd Annual General Meeting (AGM), Eletrobras paid dividends related to the fiscal year 2021, in the updated amount of R$1,449,097, to individuals and legal entities registered as owners or usufructuaries of common and preferred shares classes "A" and "B" (ON, PNA and PNB, respectively).

Accounting Policy

It represents the common shares and the paid-in preferred shares and is classified in shareholders’ equity.